Other Finance Expenses	6 Months Ended
Jun. 30, 2026
Other Finance Expenses
Other Finance Expenses

6)Other Finance Expenses

(a)Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Interest expense	$13,235	$14,720	$26,586	$29,055
Amortization of debt issuance cost and fair value of debt assumed	566	596	1,138	1,163
Total interest expense	$13,801	$15,316	$27,724	$30,218

(b)Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Bank fees, charges	$143	$144	$249	$261
Commitment fees	92	55	182	90
Total other finance expense	$235	$199	$431	$351